Annual Operating Expenses - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Bond ETF - Fidelity Investment Grade Bond ETF	Dec. 30, 2022
Operating Expenses:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%